Company level financial information - Condensed statements of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Investments in subsidiaries
Financial derivative assets	¥ 774,103
Total non-current assets	14,547,230	¥ 6,464,627
Current assets
Other receivables	276,629	117,967
Cash and cash equivalents	6,817,129	6,328,121
Total current assets	14,086,292	11,655,501
Total assets	28,633,522	18,120,128
EQUITY
Share capital	94	94
Additional paid-in capital	2,887,905	4,683,577
Other reserves	2,232,854	1,329,126
Accumulated losses	5,497,910	4,302,177
Total equity	10,719,271	10,355,522	¥ 9,191,217	¥ 8,918,268	¥ 7,027,400
Non-current liabilities
Loans and borrowings	5,415,416	4,310
Financial derivative liabilities	1,184,050
Total non-current liabilities	9,441,321	2,037,417
Current liabilities
Other payables	4,516,491	3,943,988
Deferred income	965	5,376
Total current liabilities	8,472,930	5,727,189
Total liabilities	17,914,251	7,764,606
Total equity and liabilities	28,633,522	18,120,128
Parent company
Investments in subsidiaries
- Cost-accounted investments in subsidiaries	3,460,965	2,288,729
- Amounts due from subsidiaries	1,006,137	723,420
Financial derivative assets	774,103
Total non-current assets	5,241,205	3,012,149
Current assets
Other receivables	215	4,094
Cash and cash equivalents	2,036,747	8,706	¥ 372,459	¥ 1,225,474		¥ 646,921
Total current assets	2,036,962	12,800
Total assets	7,278,167	3,024,949
EQUITY
Share capital	94	94
Additional paid-in capital	2,908,972	4,686,201
Other reserves	403,687	(1,290,819)
Accumulated losses	(867,134)	(689,124)
Total equity	2,445,619	2,706,352
Non-current liabilities
Loans and borrowings	2,406,744
Financial derivative liabilities	1,184,050
Total non-current liabilities	3,590,794
Current liabilities
Other payables	1,241,754	313,221
Deferred income		5,376
Total current liabilities	1,241,754	318,597
Total liabilities	4,832,548	318,597
Total equity and liabilities	¥ 7,278,167	¥ 3,024,949